COMMITMENTS AND CONTINGENT LIABILITIES - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital commitments [abstract]
Authorized and contracted for (i)	¥ 138,088	¥ 141,045
Authorized but not contracted for	63,967	54,392
Total capital commitments	202,055	195,437
Investment commitments	¥ 6,100	¥ 5,553